Subsequent events	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Subsequent events

33. Subsequent events

●	KESW SO Pty Ltd: On July 1, 2026, the deed of company arrangement for KESW SO Pty Ltd (formerly Kenshaw Solar Pty Ltd), a dormant subsidiary within the discontinued Critical Power Services business, was wholly effectuated. The company had entered voluntary administration on December 2, 2025 and the deed was executed on February 6, 2026. Under the deed, the Company contributed A$230,000 for distribution to external creditors. Related-party creditors did not participate, and all remaining claims against the company were extinguished on effectuation. The company has returned to the control of its director and remains registered. The resulting gain will be recognized in the year ending June 30, 2027.

●	PIPE 2: In July 2026, VivoPower received proceeds under Regulation S and CPS subscriptions (CPS 2)from institutional investors based in the US, EU, UK and Nordic countries. AWN Holdings also subscribed for CPS against amounts outstanding under its loan to VivoPower.

●	AWN Holdings Limited: In July 2026, the Company fully retired the remaining US$28.8 million principal owed to AWN Holdings Limited (“AWN”), comprising US$16.5 million settled through the issuance of 165,000 CPS and US$12.3 million paid in cash. The transaction was approved by the Company’s Audit and Risk Committee.

●	Ceres: On July 7, 2026, VivoPower received approximately US$0.97 million from the Ceres consortium under its Regulation S subscription.

●	On 20 July 2026, Syed Muhammad Nouman, FCA, was appointed Group Finance Director with effect from that date. He also serves as Principal Financial Officer and Principal Accounting Officer for the purposes of the Company’s SEC reporting obligations. His appointment was ratified by the Audit Committee.

●	As at 30 June 2026, US$53.3 million of the first tranche remained unpaid and no shares had been issued to the Ceres consortium in respect of it. Of the first tranche, 1.0 million Class A Ordinary Shares had been issued to the consortium. Payment has been delayed by the conflict in the Middle East, and the Ceres consortium has confirmed that it remains committed to completing its subscription obligations. We cannot assure you that the balance of the first tranche, or any of the second tranche, will be received.

●	On 29 July 2026, the Company entered into definitive agreements for a further US$50.0 million strategic PIPE (“PIPE 2”) at a conversion price of US$7.50 per share. The transaction included participation from institutional and other investors, and Arctic Securities acted as sole placement agent. As at the date of this report, US$17.5 million had been received in cash and US$16.5 million had been satisfied through the settlement of shareholder debt owed to AWN Holdings Limited. The remaining US$16.0 million of subscription funding remained outstanding, subject to completion of customary KYC approvals. The net proceeds are intended principally to support the operational conversion and optimization of the Mo i Rana data-center operations and to reduce corporate debt.

●	On 3 August 2026, the Company fully retired the remaining US$28.8 million principal balance of its historical shareholder loan facility with AWN Holdings Limited. Of this amount, US$16.5 million was extinguished through participation in PIPE 2 and the related set-off against amounts outstanding under the shareholder loan facility, while the remaining US$12.3 million was repaid in cash. Following these transactions, no principal remained outstanding under the facility.

Other material matters

Management has continued to assess developments relating to the proposed Tembo business combination and independent listing up to the date of authorization of these financial statements. As no sufficiently substantive completed transaction or other specific material post-reporting-date event had occurred requiring separate disclosure under IAS 10, no additional subsequent-event disclosure has been included in respect of the proposed transaction.